QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 4,689	$ 4,682	$ 4,860	$ 5,081	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 19,312	$ 21,689	$ 22,126
Total interest expense	1,003	1,065	1,103	1,160	1,271	1,363	1,443	1,524	4,331	5,601	5,981
Net interest income	3,686	3,617	3,757	3,921	4,021	4,005	4,029	4,033	14,981	16,088	16,145
Provision for losses on loans	518	585	285	55	290	590	250	150	1,443	1,280	700
Net interest income after provision for loan losses	3,168	3,032	3,472	3,866	3,731	3,415	3,779	3,883	13,538	14,808	15,445
Other income	701	511	542	947	1,035	1,136	1,179	976	2,701	4,326	3,000
General, administrative and other expense	3,425	3,578	3,696	3,687	3,674	3,858	3,443	3,586	14,386	14,561	13,926
Earnings before income taxes	444	(35)	318	1,126	1,092	693	1,515	1,273	1,853	4,573	4,519
Federal income taxes	89	(56)	53	335	327	194	307	390	421	1,218	1,153
Net earnings	$ 355	$ 21	$ 265	$ 791	$ 765	$ 499	$ 1,208	$ 883	$ 1,432	$ 3,355	$ 3,366
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.06	$ 0.00	$ 0.04	$ 0.11	$ 0.10	$ 0.07	$ 0.16	$ 0.12	$ 0.21	$ 0.45	$ 0.38